Long Term Debt- Term bank loans and credit Facilities (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended					0 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Apr. 30, 2014 Two Senior Secured Credit Facilities	Jun. 30, 2014 Fixed Rate	Jul. 25, 2014 Ocean Rig New Senior Secured Term Loan B Facility to refinance 1.35 Senior Secured Credit Facility	Mar. 24, 2014 Ocean Rig Athena 1.35 billion Senior Secured Credit Facility	Jun. 30, 2014 Term loans
Line of credit facility amount outstanding					$ 1,885,750
Number of Ocean Rig shares pledged as additional security				3,800,000
Debt Instrument, Unused Borrowing Capacity, Amount	0		450,000				450,000
Long-term Debt, Weighted Average Interest Rate	6.57%	6.39%
Line Of Credit Facility Maximum Borrowing Capacity						1,300,000
Debt instrument frequency payment period	quarterly
Write off of deferred finance fees	18,451	9,914				19,500
Release of restricted cash upon the repayment						$ 75,000
Maturity Date						Jul. 25, 2021
Variable rate basis								LIBOR plus a margin
Debt instrument interest rate terms						fixed rate